FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
29.	FAIR VALUE MEASUREMENTS

A hierarchy is established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted price in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions.

Fair value change in forward contracts

The Company has entered into foreign exchange forward contracts with local banks to reduce the exposure of significant changes in exchange rates between Renminbi and foreign currencies. Authoritative guidance requires companies to recognize all of the derivative financial instruments as either assets or liabilities at fair value in the consolidated balance sheets based upon quoted market prices for comparable instruments. The Company's derivative instruments have not met the criteria for hedge accounting within authoritative guidance. Therefore, the foreign currency forward contracts have been recorded at fair value, with the gain or loss on these transactions recorded in the consolidated statements of operations within "Change in fair value of forward contracts" in the period in which they occur. The Company does not use derivative financial instruments for trading or speculative purposes. The Company held foreign exchange forward contracts with a total notional value of US$322 million and EUR167 million as of December 31, 2013. These foreign exchange forward contracts mature between 1 to 15 months. The Company used a discounted cash-flow methodology to measure fair value, which requires inputs such as interest yield curves and foreign exchange rates. The significant inputs used in the aforementioned model can be corroborated with market observable data and therefore the fair value measurements are classified as level 2. Typically, any losses or gains on the forward exchange contracts are offset by re-measurement losses or gains on the underlying balances denominated in non-functional currencies. The Company's foreign currency exchange contract is an over-the-counter instrument.

Convertible Senior Notes and Capped Call Options

The Company has adopted valuation models to assess the fair value for capped call options and the Notes, as the capped call options are not publicly traded and the trading of the Notes is considered inactive. Management is responsible for determining these fair values and assessing a number of factors. Both capped call options and the Notes are valued using the Binominal Tree option pricing model. The valuation involves complex and subjective judgments as well as the Company's best estimates on the valuation date. The main inputs to this model include underlying share price, expected share volatility, expected dividend yield, risk free interest rate etc.

Available-for-sale investment

On a recurring basis, the Company measures available-for-sale investment at fair value. Since the available-for-sale investment does not have quoted price in active markets, the Company has adopted Binomial Tree option pricing model to assess their fair value. Management is responsible for determining the fair value and assessing a number of factors. The valuation involves complex and subjective judgements as well as the Company's best estimates on the valuation date. The main inputs to this model include underlying share price of the Issuer, risk free rate, expected volatility, expected dividend yield etc.

Recurring change in fair value

As of December 31, 2012 and 2013, information about the hierarchy of the fair value measurements for the Company's assets and liabilities that are measured at fair value on a recurring basis subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quote prices in active market for identical assets (level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Foreign exchange forward contracts	12,930,159	-	12,930,159	-
Capped call options	16,131,208	-	-	16,131,208
Available-for-sale investment	-	-	-	-

Liabilities:
Foreign exchange forward contracts	5,490,630	-	5,490,630	-
Convertible senior notes	483,581,668	-	-	483,581,668

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2013	Quote prices in active market for identical assets (level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Foreign exchange forward contracts	43,160,093	-	43,160,093	-
Capped call options	107,223,601	-	-	107,223,601
Available-for-sale investment	30,117,797	-	-	30,117,797

Liabilities:
Foreign exchange forward contracts	10,080,395	-	10,080,395	-
Convertible senior notes	770,485,897	-	-	770,485,897

The Group's foreign exchange forward contracts are not traded on an exchange, the Group values them using valuation models. The valuation of these contracts used interest rate yield curves and foreign exchange rates as the significant inputs in the valuation models. These inputs are observable in active markets over the terms of the instruments the Group holds.

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

 A summary of changes in Level 3 fair value of convertible senior notes for the year ended December 31, 2012 and 2013 were as follows:

	For the year ended December 31,
	2012	2013
	RMB	RMB
Balance at January 1,	387,777,235	483,581,668
Foreign exchange gain	(1,047,241)	(18,298,249)
Change in fair value of convertible senior notes	96,851,674	305,202,478
Balance at December 31,	483,581,668	770,485,897

A summary of changes in Level 3 fair value of Capped call options for the year ended December 31, 2012 and 2013 were as follows:

	For the year ended December 31,
	2012	2013
	RMB	RMB
Balance at January 1,	16,408,445	16,131,208
Foreign exchange gain/(loss)	31,815	(1,203,512)
Change in fair value of capped call options	(309,052)	92,295,905
Balance at December 31,	16,131,208	107,223,601

A summary of the assumptions used in the valuation of convertible senior notes and Capped call options was as follows:

	As of December 31,
	2012	2013
Fair value of ADS	US$6.21	US$29.30
Strike price	US$33.75	US$33.75
Risk free interest rate	0.47%	0.53%
Dividend yield	-	-
Standard Volatility	87.6%	70.6%

A summary of changes in Level 3 fair value of available-for-sale investment for the year ended December 31, 2012 and 2013 were as follows:

	For the year ended December 31,
	2012	2013
	RMB	RMB
Balance at January 1,	-	-
Receipt of available-for-sale investment	-	23,730,486
Foreign exchange gain	-	344,877
Change in fair value of available-for-sale	-	6,042,434
Balance at December 31,	-	30,117,797

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings was as follows:

	For the year ended December 31,
	2011	2012	2013
		RMB	RMB
Foreign exchange forward contracts-realized	60,982,675	42,947,577	22,750,277
Foreign exchange forward contracts-unrealized	(24,377,786)	(51,990,656)	25,640,169
Convertible senior notes	398,030,217	(96,851,674)	(305,202,478)
Capped call options	(98,282,510)	(309,052)	92,295,905
Total	336,352,596	(106,203,805)	(164,516,127)

 Non-recurring change in fair value

As of December 31, 2012

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quote Prices in active market for identical assets (Level 1)	Significant other observable input (Level 2)	Significant unobservable input (Leval 3)	Total (losses)
	RMB	RMB	RMB	RMB
Long-lived assets	4,232,012,975			4,232,012,975	65,476,299

As of December 31, 2013

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2013	Quote Prices in active market for identical assets (Level 1)	Significant other observable input (Level 2)	Significant unobservable input (Leval 3)	Total (losses)
	RMB	RMB	RMB	RMB
Long-lived assets	4,905,027,385			4,905,027,385	3,573,248

The long-lived assets represent property, plant and equipment for production of cell production line that had become obsolete (Note 12).

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of ASC 360-10, long-lived assets held and used with a carrying amount of RMB65,476,299 and RMB3,573,248 as of December 31, 2012 and 2013 were written down to their fair value of zero, resulting in an impairment charge of RMB65,476,299 and RMB3,573,248 for the year ended December 31, 2012 and 2013, respectively, which was calculated based on Level 3 Inputs and included in earnings for the period.